Inventories (Narrative Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventories [Abstract]
Other Inventory, Materials, Supplies and Merchandise under Consignment, Gross	$ 15.8	$ 20.1